Trading portfolio (Tables)	12 Months Ended
Dec. 31, 2024
Net assets (liabilities) [abstract]
Disclosure of trading portfolio assets

	Barclays Bank Group
	2024	2023
	£m	£m
Debt securities and other eligible bills	77,805	75,459
Equity securities	74,859	86,353
Traded loans	13,470	12,653
Commodities	110	101
Trading Portfolio Assets	166,244	174,566

Debt securities and other eligible bills	(36,324)	(39,639)
Equity securities	(19,858)	(18,122)
Trading Portfolio Liabilities	(56,182)	(57,761)

Disclosure of trading portfolio liabilities

	Barclays Bank Group
	2024	2023
	£m	£m
Debt securities and other eligible bills	77,805	75,459
Equity securities	74,859	86,353
Traded loans	13,470	12,653
Commodities	110	101
Trading Portfolio Assets	166,244	174,566

Debt securities and other eligible bills	(36,324)	(39,639)
Equity securities	(19,858)	(18,122)
Trading Portfolio Liabilities	(56,182)	(57,761)